PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT
The following table shows the composition of our property and equipment balances at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Land	$535	$590
Buildings and leasehold improvements	786	703
Furniture and equipment	789	854
Construction in progress	338	383
	2,448	2,530
Accumulated depreciation	(905)	(991)
	$1,543	$1,539

The following table shows the composition of these property and equipment balances that we recorded as capital leases:

($ in millions)	At Year-End 2013	At Year-End 2012
Land	$8	$30
Buildings and leasehold improvements	68	143
Furniture and equipment	37	38
Construction in progress	1	4
	114	215
Accumulated depreciation	(83)	(82)
	$31	$133

We record property and equipment at cost, including interest and real estate taxes we incur during development and construction. Interest we capitalized as a cost of property and equipment totaled $31 million in 2013, $27 million in 2012, and $12 million in 2011. We capitalize the cost of improvements that extend the useful life of property and equipment when we incur them. These capitalized costs may include structural costs, equipment, fixtures, floor, and wall coverings. We expense all repair and maintenance costs when we incur them. We compute depreciation using the straight-line method over the estimated useful lives of the assets (three to 40 years), and we amortize leasehold improvements over the shorter of the asset life or lease term. Our depreciation expense totaled $107 million in 2013, $93 million in 2012, and $130 million in 2011 (including reimbursed costs of $48 million in 2013, $45 million in 2012, and $43 million in 2011). We included amortization of assets recorded under capital leases in depreciation expense.
See Footnote No. 15, "Spin-off" for additional information on the $68 million property and equipment impairment charge we recorded in 2011 as part of the Timeshare strategy-impairment charges.